Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited)

September 30, 2021

	Shares/ Principal	Fair Value
Common Stocks - 98.4%
Aerospace & Defense - 1.3%
Lockheed Martin Corp.	8,289	$2,860,534
Mercury Systems, Inc. *	1,899	90,051
Northrop Grumman Corp.	1,229	442,624
		3,393,209
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	18,075	1,572,525
Expeditors International of Washington, Inc.	14,116	1,681,639
		3,254,164
Airlines - 0.4%
Alaska Air Group, Inc. *	16,626	974,284

Auto Components - 0.7%
BorgWarner, Inc.	44,837	1,937,407

Automobiles - 0.3%
Tesla, Inc. *	1,109	860,007

Banks - 6.9%
Bank of America Corp.	55,216	2,343,919
Bank of Hawaii Corp.	5,538	455,058
Citigroup, Inc.	52,433	3,679,748
Commerce Bancshares, Inc.	1,126	78,460
First Republic Bank	2,975	573,818
Huntington Bancshares, Inc./Oh	4,396	67,962
JPMorgan Chase & Co.	35,715	5,846,188
M&T Bank Corp.	481	71,833
Regions Financial Corp.	19,153	408,150
Signature Bank	1,653	450,079
Truist Financial Corp.	37,448	2,196,325
Umpqua Holdings Corp.	6,315	127,879
US Bancorp	2,162	128,509
Wells Fargo & Co.	34,199	1,587,176
Wintrust Financial Corp.	3,428	275,508
		18,290,612
Beverages - 0.9%
Molson Coors Beverage Co., Class B	29,626	1,374,054
PepsiCo, Inc.	6,039	908,326
		2,282,380
Biotechnology - 2.4%
BioMarin Pharmaceutical, Inc. *	30,170	2,331,839
Bridgebio Pharma, Inc. *	1,449	67,915
Gilead Sciences, Inc.	38,989	2,723,382
Regeneron Pharmaceuticals, Inc. *	566	342,532
Vertex Pharmaceuticals, Inc. *	5,632	1,021,588
		6,487,256
Building Products - 1.7%
Allegion PLC	8,336	1,101,852
Builders FirstSource, Inc. *	1,921	99,393
Lennox International, Inc.	2,655	781,021
Owens Corning	5,131	438,701

	Shares/ Principal	Fair Value

Building Products (continued)
Trane Technologies PLC	12,845	$2,217,689
		4,638,656
Capital Markets - 3.5%
Bank of New York Mellon Corp. (The)	42,224	2,188,892
Charles Schwab Corp. (The)	7,990	581,992
CME Group, Inc.	12,110	2,341,832
Interactive Brokers Group, Inc., Class A	73	4,551
Intercontinental Exchange, Inc.	2,525	289,920
Invesco Ltd.	13,884	334,743
KKR & Co., Inc.	942	57,349
Morgan Stanley	24,867	2,419,808
Stifel Financial Corp.	18,314	1,244,619
		9,463,706
Chemicals - 1.3%
Amyris, Inc. *	3,810	52,311
Ecolab, Inc.	5,123	1,068,760
LyondellBasell Industries NV, Class A	7,239	679,380
Mosaic Co. (The)	9,943	355,164
PPG Industries, Inc.	4,891	699,462
Sherwin-Williams Co. (The)	2,197	614,567
Valvoline, Inc.	2,459	76,672
		3,546,316
Commercial Services & Supplies - 0.5%
IAA, Inc. *	19,396	1,058,440
Waste Connections, Inc.	2,540	319,862
		1,378,302
Communications Equipment - 0.6%
Cisco Systems, Inc.	4,082	222,183
Juniper Networks, Inc.	32,636	898,143
Motorola Solutions, Inc.	1,476	342,904
Viavi Solutions, Inc. *	2,051	32,283
		1,495,513
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	986	336,897
Vulcan Materials Co.	5,663	957,953
		1,294,850
Consumer Finance - 2.4%
Ally Financial, Inc.	56,090	2,863,395
American Express Co.	20,210	3,385,781
Capital One Financial Corp.	1,097	177,681
		6,426,857
Containers & Packaging - 0.4%
Amcor PLC	63,315	733,821
AptarGroup, Inc.	1,575	187,976
Avery Dennison Corp.	939	194,570
Crown Holdings, Inc.	710	71,554
		1,187,921
Distributors - 0.3%
Genuine Parts Co.	5,904	715,742

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value

Diversified Consumer Services - 0.3%
Duolingo, Inc., Class A *	426	$70,870
Service Corp. International/US	10,612	639,479
Terminix Global Holdings, Inc. *	3,648	152,012
		862,361
Diversified Financial Services - 2.6%
Berkshire Hathaway, Inc., Class B *	17,064	4,657,448
Voya Financial, Inc.	37,745	2,317,166
		6,974,614
Diversified Telecommunication - 0.8%
AT&T, Inc.	78,284	2,114,451
Iridium Communications, Inc. *	592	23,591
Verizon Communications, Inc.	779	42,074
		2,180,116
Electric Utilities - 2.4%
Eversource Energy	10,014	818,745
Exelon Corp.	5,692	275,151
NextEra Energy, Inc.	21,159	1,661,405
OGE Energy Corp.	68,856	2,269,494
Pinnacle West Capital Corp.	7,729	559,270
Portland General Electric Co.	11,500	540,385
Southern Co. (The)	6,661	412,782
		6,537,232
Electronic Equipment, Instruments & Components - 0.2%
Avnet, Inc.	1,175	43,440
Flex Ltd. *	28,891	510,793
		554,233
Energy Equipment & Services - 0.8%
NOV, Inc. *	38,236	501,274
Schlumberger NV	54,007	1,600,767
		2,102,041
Entertainment - 1.9%
Live Nation Entertainment, Inc. *	5,293	482,351
Roku, Inc. *	1,978	619,806
Spotify Technology SA *	1,226	276,267
Walt Disney Co. (The) *	18,879	3,193,760
Warner Music Group Corp., Class A	994	42,484
Zynga, Inc., Class A *	71,579	538,990
		5,153,658
Equity Real Estate Investment - 3.5%
Brixmor Property Group, Inc.	30,477	673,847
Camden Property Trust	1,613	237,869
Equity Residential	14,341	1,160,474
Kimco Realty Corp.	4	83
Life Storage, Inc.	16,822	1,930,156
Prologis, Inc.	31,941	4,006,360
VICI Properties, Inc.	46,296	1,315,269
		9,324,058
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	6,846	3,076,250

	Shares/ Principal	Fair Value

Food Products - 1.7%
Conagra Brands, Inc.	73,999	$2,506,346
Kellogg Co.	14,942	955,093
McCormick & Co., Inc.	11,609	940,677
		4,402,116
Gas Utilities - 0.5%
Atmos Energy Corp.	4,300	379,260
UGI Corp.	19,418	827,595
		1,206,855
Health Care Equipment & Supplies - 3.8%
Align Technology, Inc. *	1,252	833,118
Danaher Corp.	12,173	3,705,948
Dexcom, Inc. *	886	484,518
Envista Holdings Corp. *	11,000	459,910
Hologic, Inc. *	9,479	699,645
IDEXX Laboratories, Inc. *	3,566	2,217,696
Medtronic PLC	875	109,681
Sight Sciences, Inc. *	1,418	32,189
Stryker Corp.	6,035	1,591,550
		10,134,255
Health Care Providers & Services - 3.8%
AmerisourceBergen Corp.	5,372	641,686
Anthem, Inc.	5,625	2,097,000
Centene Corp. *	6,566	409,128
Cigna Corp.	7,146	1,430,343
CVS Health Corp.	8,390	711,975
McKesson Corp.	8,323	1,659,440
UnitedHealth Group, Inc.	8,338	3,257,990
		10,207,562
Health Care Technology - 0.6%
Cerner Corp.	17,167	1,210,617
Doximity, Inc., Class A *	3,673	296,411
Teladoc Health, Inc. *	1,161	147,226
		1,654,254
Hotels, Restaurants & Leisure - 1.5%
Booking Holdings, Inc. *	289	686,049
Domino's Pizza, Inc.	697	332,441
Dutch Bros, Inc., Class A *	699	30,281
McDonald's Corp.	7,654	1,845,456
Shake Shack, Inc., Class A *	2,692	211,214
Wynn Resorts Ltd. *	10,684	905,469
		4,010,910
Household Durables - 0.5%
DR Horton, Inc.	4,439	372,743
PulteGroup, Inc.	1,899	87,202
Whirlpool Corp.	4,212	858,658
		1,318,603
Household Products - 2.6%
Colgate-Palmolive Co.	32,801	2,479,100
Procter & Gamble Co. (The)	31,668	4,427,186
		6,906,286

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value

Independent Power and Renewable Electricity Producers - 0.0%†
Brookfield Renewable Corp., Class A	2,654	$103,002

Industrial Conglomerates - 1.9%
Honeywell International, Inc.	20,432	4,337,305
Roper Technologies, Inc.	1,784	795,896
		5,133,201
Insurance - 5.4%
American International Group, Inc.	11,438	627,832
Athene Holding Ltd., Class A *	1,545	106,404
Brighthouse Financial, Inc. *	1,090	49,301
Cincinnati Financial Corp.	1,454	166,076
Everest Re Group Ltd.	5,484	1,375,278
Hanover Insurance Group, Inc. (The)	2,902	376,157
Hartford Financial Services Group, Inc. (The)	980	68,845
Marsh & McLennan Cos., Inc.	20,803	3,150,198
MetLife, Inc.	56,387	3,480,770
Progressive Corp. (The)	11,816	1,068,048
Reinsurance Group of America, Inc.	1,178	131,064
Travelers Cos., Inc. (The)	18,711	2,844,259
Willis Towers Watson PLC	4,224	981,911
		14,426,143
Interactive Media & Services - 2.2%
Alphabet, Inc., Class A *	1,591	4,253,570
Alphabet, Inc., Class C *	521	1,388,626
Twitter, Inc. *	5,145	310,707
		5,952,903
Internet & Direct Marketing Retail - 0.1%
Qurate Retail, Inc., Series A	5,100	51,969
Stitch Fix, Inc., Class A *	2,965	118,452
		170,421
IT Services - 3.1%
Automatic Data Processing, Inc.	5,725	1,144,542
Fidelity National Information Services, Inc.	27,097	3,297,163
Fiserv, Inc. *	1,899	206,041
Global Payments, Inc.	852	134,258
Okta, Inc. *	1,983	470,645
Toast, Inc., Class A *	1,978	98,801
Twilio, Inc., Class A *	2,350	749,768
Visa, Inc., Class A	9,329	2,078,035
		8,179,253
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	4,420	696,283
Bruker Corp.	1,031	80,521
PPD, Inc. *	6,450	301,795
Syneos Health, Inc., Class A *	4,116	360,068
Thermo Fisher Scientific, Inc.	677	386,790
		1,825,457

	Shares/ Principal	Fair Value

Machinery - 2.4%
Caterpillar, Inc.	4,550	$873,464
Deere & Co.	1,930	646,685
Otis Worldwide Corp.	38,188	3,142,109
PACCAR, Inc.	2,188	172,677
Snap-on, Inc.	814	170,085
Stanley Black & Decker, Inc.	7,059	1,237,513
Timken Co. (The)	4,415	288,829
		6,531,362
Media - 1.9%
Altice USA, Inc., Class A *	7,398	153,287
Comcast Corp., Class A	52,554	2,939,345
Discovery, Inc., Class A *	16,581	420,826
Discovery, Inc., Class C *	4,439	107,734
Fox Corp., Class A	6,702	268,817
Fox Corp., Class B	1,828	67,855
Liberty Media Corp.-Liberty Siriusxm, Class A *	1,007	47,500
Nexstar Media Group, Inc., Class A	332	50,451
Sirius XM Holdings, Inc.	125,060	762,866
TEGNA, Inc.	7,908	155,946
ViacomCBS, Inc., Class B	3,229	127,578
		5,102,205
Metals & Mining - 0.6%
Newmont Corp.	7,691	417,621
Reliance Steel & Aluminum Co.	8,329	1,186,216
		1,603,837
Multiline Retail - 1.1%
Dollar General Corp.	523	110,949
Kohl's Corp.	4,273	201,216
Target Corp.	11,264	2,576,865
		2,889,030
Multi-Utilities - 2.9%
Ameren Corp.	10,017	811,377
CMS Energy Corp.	10,951	654,103
Consolidated Edison, Inc.	37,882	2,749,854
DTE Energy Co.	17,855	1,994,582
NiSource, Inc.	57,977	1,404,783
		7,614,699
Oil, Gas & Consumable Fuels - 4.2%
Antero Midstream Corp.	13,036	135,835
Chesapeake Energy Corp.	860	52,967
Chevron Corp.	31,129	3,158,037
Continental Resources, Inc.	9,970	460,116
Devon Energy Corp.	4,838	171,797
EOG Resources, Inc.	35,304	2,833,852
EQT Corp. *	2,686	54,956
Exxon Mobil Corp.	7,511	441,797
Kinder Morgan, Inc.	67,431	1,128,121
Phillips 66	31,540	2,208,746
Pioneer Natural Resources Co.	1,485	247,267

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value

Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	2,745	$193,715
Williams Cos., Inc. (The)	2,639	68,456
		11,155,662
Pharmaceuticals - 5.3%
Bristol-Myers Squibb Co.	45,239	2,676,792
Johnson & Johnson	53,140	8,582,110
Organon & Co. / Organon Foreign Debt Co.-Issuer BV	3,621	118,733
Pfizer, Inc.	55,822	2,400,904
Zoetis, Inc.	2,545	494,086
		14,272,625
Professional Services - 0.9%
Equifax, Inc.	8,303	2,104,146
IHS Markit Ltd.	2,480	289,218
Robert Half International, Inc.	964	96,718
		2,490,082
Real Estate Management & Development - 0.3%
CBRE Group, Inc., Class A *	8,780	854,821

Road & Rail - 1.8%
Landstar System, Inc.	9,052	1,428,587
Ryder System, Inc.	27,031	2,235,734
Schneider National, Inc., Class B	32,425	737,344
XPO Logistics, Inc. *	3,894	309,885
		4,711,550
Semiconductors & Semiconductor Equipment - 2.0%
Advanced Micro Devices, Inc. *	725	74,602
Analog Devices, Inc.	1,276	213,704
Applied Materials, Inc.	468	60,246
Intel Corp.	78,838	4,200,489
NVIDIA Corp.	979	202,810
QUALCOMM, Inc.	1,673	215,783
Silicon Laboratories, Inc. *	999	140,020
Synaptics, Inc. *	1,515	272,291
		5,379,945
Software - 3.5%
ACI Worldwide, Inc. *	4,518	138,838
Adobe, Inc. *	1,667	959,725
EngageSmart, Inc. *	3,507	119,448
Freshworks, Inc., Class A *	4,759	203,162
HubSpot, Inc. *	685	463,122
Intuit, Inc.	5,209	2,810,308
PagerDuty, Inc. *	3,796	157,230
Riskified Ltd., Class A *	3,782	86,267
salesforce.com, Inc. *	4,343	1,177,909
SentinelOne, Inc., Class A *	7,563	405,150
ServiceNow, Inc. *	1,034	643,427
VMware, Inc., Class A *	7,505	1,115,994

	Shares/ Principal	Fair Value

Software (continued)
Workday, Inc., Class A *	3,878	$969,073
		9,249,653
Specialty Retail - 0.7%
Advance Auto Parts, Inc.	943	196,983
American Eagle Outfitters, Inc.	15,968	411,974
National Vision Holdings, Inc. *	5,696	323,362
Penske Automotive Group, Inc.	4,271	429,663
TJX Cos., Inc. (The)	3,484	229,874
Tractor Supply Co.	839	169,990
		1,761,846
Technology Hardware, Storage & Peripherals - 1.6%
Dell Technologies, Inc., Class C *	4,648	483,578
Hewlett Packard Enterprise Co.	194,640	2,773,620
NetApp, Inc.	11,044	991,309
		4,248,507
Textiles, Apparel & Luxury Goods - 0.5%
Levi Strauss & Co., Class A	15,705	384,930
On Holding AG, Class A *	7,757	233,718
Ralph Lauren Corp.	3,360	373,094
Skechers U.S.A., Inc., Class A *	7,652	322,302
Under Armour, Inc., Class C *	2,632	46,113
		1,360,157
Thrifts & Mortgage Finance - 0.8%
Essent Group Ltd.	6,156	270,926
New York Community Bancorp, Inc.	105,742	1,360,899
Radian Group, Inc.	24,910	565,955
		2,197,780
Trading Companies & Distributors - 0.2%
SiteOne Landscape Supply, Inc. *	3,194	637,107

Wireless Telecommunication Services - 0.3%
United States Cellular Corp. *	24,069	767,560

Total Common Stocks (Cost - $232,658,196)		262,851,394
Short-Term Investments - 1.4%
Money Market Funds - 1.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(a) (Cost - $3,686,974)	3,686,974	3,686,974

Total Investments - 99.8% (Cost - $236,345,170)		$266,538,368
Other Assets Less Liabilities - Net 0.2%		411,219
Total Net Assets - 100.0%		$266,949,587

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

PLC	-	Public Limited Company

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co.	20	12/17/2021	$4,297,750	$(133,019)